Related Parties (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Related Parties
	Opening balance NZ$000s	Closing balance NZ$000s
Loans to related parties
Whitespace Atelier Limited - 31 January 2021	-	-
Whitespace Atelier Limited - 31 January 2020	282	-
Loans from related parties
SBL Holdings - 31 January 2021	-	-
SBL Holdings - 31 January 2020	(1449)	-
EJ Watson – 31 January 2021	-	-
EJ Watson – 31 January 2020	(2,289)	-